File No.:

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

               Report for the Quarter Ended SEPTEMBER 30, 1999
               (Please read instructions before preparing form)
If amended report check here: ( )

ABERDEEN ASSET MANAGEMENT PLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

10 QUEEN'S TERRACE, ABERDEEN AB9 IQJ, SCOTLAND, UNITED KINGDOM
--------------------------------------------------------------------------------
Business Address            (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, EXECUTIVE DIRECTOR
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

           The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

           Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 15TH day of NOVEMBER, 1999.

                                  ABERDEEN ASSET MANAGEMENT PLC
                                  ------------------------------------------
                                  (Name of Institutional Investment Manager)

                                  By: /S/ BEVERLEY HENDRY
                                     -------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional

Investment Managers after they file their first report.

Name:                                                       13F File No.:

1. ABERDEEN FUND MANAGERS INC.
   ---------------------------------------                  ------------------
2. SCOTTISH PROVIDENT INSTITUTION
   ---------------------------------------                  ------------------
3.
   ---------------------------------------                  ------------------

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

           The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                                       File No.:

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

               Report for the Quarter Ended SEPTEMBER 30, 1999 (Please read instructions before preparing form)
If amended report check here: ( )

ABERDEEN FUND MANAGERS INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

ONE FINANCIAL PLAZA, SUITE 2210, 100 S.E. 3RD AVENUE, FORT LAUDERDALE, FL 33394
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, CHIEF EXECUTIVE OFFICER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

           The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

           Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 15TH day of NOVEMBER, 1999.

                                  ABERDEEN FUND MANAGERS INC.
                                  -----------------------------------------
                                  (Name of Institutional Investment Manager)

                                  By: /S/ BEVERLEY HENDRY
                                     ------------------------------------------
                                     Manual Signature of Person Duly Authorized
                                     to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional

Investment Managers after they file their first report.

Name:                                                       13F File No.:

1.
   ---------------------------------------                  ------------------
2.
   ---------------------------------------                  ------------------
3.
   ---------------------------------------                  ------------------

Aberdeen Asset Management PLC is the Reporting Manager filing this report on behalf of Aberdeen Fund Managers Inc.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

           The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                                       File No.:

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

              Report for the Quarter Ended SEPTEMBER 30, 1999 (Please read instructions before preparing form)
If amended report check here: ( )

SCOTTISH PROVIDENT INSTITUTION
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

7-11 MELVILLE STREET, EDINBURGH, EH3 7YZ, SCOTLAND
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

GORDON HENDERSON, 441315-271100,  GROUP SECRETARY
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

           The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

           Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of EDINBURGH and State of SCOTLAND on the 15TH day of NOVEMBER, 1999.

                               SCOTTISH PROVIDENT INSTITUTION
                               -------------------------------------------
                               (Name of Institutional Investment Manager)

                                 By: /S/ GORDON HENDERSON
                                    ---------------------------------------
                                    Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional

Investment Managers after they file their first report.

Name:                                                       13F File No.:
1.
   ---------------------------------------                  ------------------
2.
   ---------------------------------------                  ------------------
3.
   ---------------------------------------                  ------------------

Aberdeen Asset Management PLC is the Reporting Manager and is filing this report on behalf of Scottish Provident Institution.

   * The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

           The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                    FORM 13F

                         Aberdeen Asset Management PLC                                                           (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
Item 1:                  Item 2:  Item 3:     Item 4:    Item 5:              Item 6:             Item 7:           Item 8:
                                                                       Investment Discretion               Voting Authority (Shares)
                                                                  ------------------------------          --------------------------
                                                Fair    Shares of         (b)Shared              Managers-
                       Title of    CUSIP       Market   Principal         as Defined   (c)Shared   See
Name Of Issuer           Class    Number       Value      Amount  (a)Sole in Instr. V    Other   Instr V. (a)Sole (b)Shared (c)None
------------------------------------------------------------------------------------------------------------------------------------
3 COM                   Com Stk  885535104      431,827    15,000    0       15,000        0       1,2      15,000     0        0
ABACUS DIRECT           Com Stk  025531056       95,528       800    0          800        0       1,2         800     0        0
ABBOTT LABS             Com Stk  002824100      405,542    10,800    0       10,800        0       1,2      10,800     0        0
ADOBE SYSTEMS           Com Stk  00724F101    5,679,028    51,500    0       51,500        0       1,2      51,500     0        0
ALBERTSON'S             Com Stk  013104104   11,412,041   283,150    0      283,150        0       1,2     283,150     0        0
ALKERMES                Com Stk  01642T108       66,070     2,300    0        2,300        0       1,2       2,300     0        0
ALLIED SIGNAL           Com Stk  019512102   12,749,866   214,900    0      214,900        0       1,2     214,900     0        0
AMERICA ONLINE          Com Stk  02364J104   12,837,646   117,350    0      117,350        0       1,2     117,350     0        0
AMERICAN HOME PROD      Com Stk  026609107   12,708,746   304,450    0      304,450        0       1,2     304,450     0        0
AMERICAN INTL GRP       Com Stk  026874107    1,629,052    19,000    0       19,000        0       1,2      19,000     0        0
AMGEN                   Com Stk  031162100    6,146,534    73,900    0       73,900        0       1,2      73,900     0        0
AMKOR TECHNOLOGIES      Com Stk  031652100      544,478    30,000    0       30,000        0       1,2      30,000     0        0
ANTEC                   Com Stk  03664P105    3,965,550    73,000    0       73,000        0       1,2      73,000     0        0
APPLE COMPUTER          Com Stk  037833100    5,642,104    95,400    0       95,400        0       1,2      95,400     0        0
APPLIED MATERIALS       Com Stk  038222105   11,020,229   138,000    0      138,000        0       1,2     138,000     0        0
AT & T                  Com Stk  001957109    1,219,630    28,000    0       28,000        0       1,2      28,000     0        0
AT HOME                 Com Stk  045919107    3,327,416    76,500    0       76,500        0       1,2      76,500     0        0
ATLANTIC COAST AIRLINES Com Stk  048396105       47,989     2,700    0        2,700        0       1,2       2,700     0        0
AVID TECHNOLOGIES       Com Stk  05367P100      137,684    10,000    0       10,000        0       1,2      10,000     0        0
AVON PRODUCTS           Com Stk  054303102    7,172,555   277,500    0      277,500        0       1,2     277,500     0        0
BANK OF AMERICA         Com Stk  060505104    1,353,844    24,865    0       24,865        0       1,2      24,865     0        0
BELLSOUTH               Com Stk  079860102      950,208    21,000    0       21,000        0       1,2      21,000     0        0
BEYOND.COM              Com Stk  08860E101       62,271     5,000    0        5,000        0       1,2       5,000     0        0
BIOGEN                  Com Stk  090597105    5,292,386    65,000    0       65,000        0       1,2      65,000     0        0
BLACK BOX               Com Stk  091826107    1,080,319    21,000    0       21,000        0       1,2      21,000     0        0
BLUEGREEN               Com Stk  096231105       34,171     7,000    0        7,000        0       1,2       7,000     0        0
BMC SOFTWARE            Com Stk  055921100    5,620,387    83,000    0       83,000        0       1,2      83,000     0        0
BROADCOM COMMUNIC       Com Stk  111320107    5,835,525    53,100    0       53,100        0       1,2      53,100     0        0
BROCADE COMMUNICATIONS  Com Stk  111621108    1,093,461     5,200    0        5,200        0       1,2       5,200     0        0
BURR BROWN CORP         Com Stk  122574106       79,857     2,000    0        2,000        0       1,2       2,000     0        0
C CUBE MICROSYSTEM      Com Stk  125015107      835,335    19,000    0       19,000        0       1,2      19,000     0        0
CAL DIVE                Com Stk  127914109       44,772     1,400    0        1,400        0       1,2       1,400     0        0
CATERPILLAR             Com Stk  149123101      711,075    13,000    0       13,000        0       1,2      13,000     0        0
CELL GENESYS            Com Stk  150921104      770,192    95,400    0       95,400        0       1,2      95,400     0        0
CENTRAL PARKING         Com Stk  154785109       30,566     1,100    0        1,100        0       1,2       1,100     0        0
CHARTER ONE FINANCIAL   Com Stk  160903100      478,389    21,000    0       21,000        0       1,2      21,000     0        0
CHASE MANHATTAN         Com Stk  16161A108    1,242,661    17,000    0       17,000        0       1,2      17,000     0        0
CHURCH & DWIGHT         Com Stk  171340102       99,132     4,000    0        4,000        0       1,2       4,000     0        0
CISCO SYSTEMS           Com Stk  17275R102   28,369,491   424,046    0      424,046        0       1,2     424,046     0        0
COLUMN TOTALS                               151,223,557


                                    FORM 13F

                         Aberdeen Asset Management PLC                                                           (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
Item 1:                  Item 2:  Item 3:     Item 4:    Item 5:              Item 6:             Item 7:           Item 8:
                                                                       Investment Discretion               Voting Authority (Shares)
                                                                  ------------------------------          --------------------------
                                                Fair    Shares of         (b)Shared              Managers-
                       Title of    CUSIP       Market   Principal         as Defined   (c)Shared   See
Name Of Issuer           Class    Number       Value      Amount  (a)Sole in Instr. V    Other   Instr V. (a)Sole (b)Shared (c)None
------------------------------------------------------------------------------------------------------------------------------------
CIT GROUP               Com Stk  125577106   15,442,684   768,700    0      768,700        0       1,2     768,700     0        0
CITIGROUP               Com Stk  172967101    1,624,296    38,000    0       38,000        0       1,2      38,000     0        0
CLAIRE STORES           Com Stk  179584107      357,978    22,000    0       22,000        0       1,2      22,000     0        0
CLOROX                  Com Stk  189054109   13,475,480   355,900    0      355,900        0       1,2     355,900     0        0
CMGI INC                Com Stk  125750109    9,612,754    95,700    0       95,700        0       1,2      95,700     0        0
CNET                    Com Stk  125945105      106,330     2,000    0        2,000        0       1,2       2,000     0        0
COCA COLA               Com Stk  191216100      293,642     6,000    0        6,000        0       1,2       6,000     0        0
COMPUTER NETWORK        Com Stk  204925101      787,302    85,000    0       85,000        0       1,2      85,000     0        0
COMPUTER SCIENCES       Com Stk  205363104    5,213,481    75,800    0       75,800        0       1,2      75,800     0        0
COMPUWARE CORP          Com Stk  205638109    4,964,082   179,050    0      179,050        0       1,2     179,050     0        0
COMVERSE TECHNOLOGY     Com Stk  205862402   11,025,424   120,500    0      120,500        0       1,2     120,500     0        0
CONEXANT                Com Stk  207142100    6,549,185    86,700    0       86,700        0       1,2      86,700     0        0
CONOCO INC CLASS 'A'    Com Stk  208251306   20,538,564   792,700    0      792,700        0       1,2     792,700     0        0
COPPER MOUNTAIN NET     Com Stk  217510106      606,748     7,000    0        7,000        0       1,2       7,000     0        0
CORNING                 Com Stk  219350105    1,189,590    18,000    0       18,000        0       1,2      18,000     0        0
CROWN CASTLE INTERNAT   Com Stk  228227104      444,594    24,000    0       24,000        0       1,2      24,000     0        0
CVS                     Com Stk  126650100   18,096,037   447,600    0      447,600        0       1,2     447,600     0        0
CYPRESS SEMICONDUCTOR   Com Stk  232806109    5,517,875   214,000    0      214,000        0       1,2     214,000     0        0
CYTYC CORP              Com Stk  232946103       77,228     2,000    0        2,000        0       1,2       2,000     0        0
DALLAS SEMICONDUCTOR    Com Stk  235204104      863,279    16,500    0       16,500        0       1,2      16,500     0        0
DAYTON-HUDSON           Com Stk  239753106   27,217,237   465,625    0      465,625        0       1,2     465,625     0        0
DELL COMPUTERS          Com Stk  247025109    5,762,152   135,200    0      135,200        0       1,2     135,200     0        0
DEVRY                   Com Stk  251893103       31,943     1,600    0        1,600        0       1,2       1,600     0        0
DIAMOND TECHNOLOGY      Com Stk  252762109    1,212,621    28,000    0       28,000        0       1,2      28,000     0        0
DIEBOLD                 Com Stk  253651103    1,148,410    50,000    0       50,000        0       1,2      50,000     0        0
DISNEY(WALT)CO          Com Stk  254687106      262,225    10,000    0       10,000        0       1,2      10,000     0        0
DOUBLECLICK             Com Stk  258609304    7,527,887    64,600    0       64,600        0       1,2      64,600     0        0
DOW CHEMICAL            Com Stk  260543103    5,943,682    53,900    0       53,900        0       1,2      53,900     0        0
DRIL-QUIP               Com Stk  262037104       76,415     3,000    0        3,000        0       1,2       3,000     0        0
DUKE ENERGY             Com Stk  264399106   20,650,739   380,150    0      380,150        0       1,2     380,150     0        0
DURA PHARMACEUTICALS    Com Stk  26632S109      567,821    43,000    0       43,000        0       1,2      43,000     0        0
DYCOM INDUSTRIES        Com Stk  267475101    1,203,484    30,000    0       30,000        0       1,2      30,000     0        0
EAGLE AIRFREIGHT        Com Stk  270018104       56,626     1,950    0        1,950        0       1,2       1,950     0        0
E BAY                   Com Stk  278642103    4,412,197    31,700    0       31,700        0       1,2      31,700     0        0
EMC CORP                Com Stk  268648102   29,284,216   416,300    0      416,300        0       1,2     416,300     0        0
EMERSON ELECTRIC        Com Stk  291011104   12,774,461   201,300    0      201,300        0       1,2     201,300     0        0
EMULEX                  Com Stk  292475209      118,458     1,400    0        1,400        0       1,2       1,400     0        0
E TRADE                 Com Stk  269246104       62,584     2,500    0        2,500        0       1,2       2,500     0        0
EXODUS COMMUNICATIONS   Com Stk  302088109    5,441,679    73,500    0       73,500        0       1,2      73,500     0        0
EXXON                   Com Stk  302290101      523,950     7,000    0        7,000        0       1,2       7,000     0        0
COLUMN TOTALS                               241,065,340


                                    FORM 13F

                         Aberdeen Asset Management PLC                                                           (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
Item 1:                  Item 2:  Item 3:     Item 4:    Item 5:              Item 6:             Item 7:           Item 8:
                                                                       Investment Discretion               Voting Authority (Shares)
                                                                  ------------------------------          --------------------------
                                                Fair    Shares of         (b)Shared              Managers-
                       Title of    CUSIP       Market   Principal         as Defined   (c)Shared   See
Name Of Issuer           Class    Number       Value      Amount  (a)Sole in Instr. V    Other   Instr V. (a)Sole (b)Shared (c)None
------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP         Com Stk  319963104   20,857,077   481,600    0      481,600        0       1,2     481,600     0        0
FIRST REPUBLIC BANK     Com Stk  336158100       29,740     1,200    0        1,200        0       1,2       1,200     0        0
FNMA                    Com Stk  313586109   21,746,610   353,850    0      353,850        0       1,2     353,850     0        0
FPL GROUP               Com Stk  302571104    6,931,527   138,100    0      138,100        0       1,2     138,100     0        0
FREMONT GENERAL         Com Stk  357288109      147,885    17,000    0       17,000        0       1,2      17,000     0        0
FYI                     Com Stk  302712104       42,530     1,300    0        1,300        0       1,2       1,300     0        0
GADZOOKS                Com Stk  362553109       26,786     4,000    0        4,000        0       1,2       4,000     0        0
GATEWAY 2000            Com Stk  367626108    4,566,065   106,200    0      106,200        0       1,2     106,200     0        0
GENERAL ELECTRIC        Com Stk  369604103   22,496,684   192,950    0      192,950        0       1,2     192,950     0        0
GENERAL INSTRUMENTS     Com Stk  370120107    3,544,944    72,900    0       72,900        0       1,2      72,900     0        0
GILEAD SCIENCES         Com Stk  375558103    4,480,457    65,500    0       65,500        0       1,2      65,500     0        0
GOODRICH (BF)           Com Stk  382388106      121,381     4,500    0        4,500        0       1,2       4,500     0        0
GRAY COMMUNICATIONS     Com Stk  389190208       35,516     2,500    0        2,500        0       1,2       2,500     0        0
GTE CORP                Com Stk  362320103   14,226,164   190,700    0      190,700        0       1,2     190,700     0        0
HARTFORD FINANCIAL      Com Stk  416515104    9,805,356   239,200    0      239,200        0       1,2     239,200     0        0
HEALTH CARE REIT        Com Stk  42217K106      696,556    35,000    0       35,000        0       1,2      35,000     0        0
HEICO                   Com Stk  422806109       38,552     2,000    0        2,000        0       1,2       2,000     0        0
HONEYWELL               Com Stk  438506107    1,766,361    16,000    0       16,000        0       1,2      16,000     0        0
HOT TOPIC               Com Stk  441339108       38,958     1,500    0        1,500        0       1,2       1,500     0        0
ICOS CORP               Com Stk  449295104       56,200     2,000    0        2,000        0       1,2       2,000     0        0
ILLINOIS TOOL WORKS     Com Stk  452308109      585,282     8,000    0        8,000        0       1,2       8,000     0        0
IMPATH                  Com Stk  45255G101       47,125     1,500    0        1,500        0       1,2       1,500     0        0
INFOSEEK                Com Stk  45678M107       58,741     1,900    0        1,900        0       1,2       1,900     0        0
INFOSPACE.COM           Com Stk  45678T102    5,690,230   134,500    0      134,500        0       1,2     134,500     0        0
INHALE THERAPEUTIC      Com Stk  457191104       35,660     1,100    0        1,100        0       1,2       1,100     0        0
INTEL CORP              Com Stk  458140100   12,313,373   163,550    0      163,550        0       1,2     163,550     0        0
INTERNAP NETWORK SERV   Com Stk  45885A102      265,277     5,000    0        5,000        0       1,2       5,000     0        0
IBM                     Com Stk  459200101   35,285,505   293,500    0      293,500        0       1,2     293,500     0        0
JDS UNIPHASE            Com Stk  46612J101    8,753,387    75,400    0       75,400        0       1,2      75,400     0        0
JOHNSON & JOHNSON       Com Stk  478160104      367,241     4,000    0        4,000        0       1,2       4,000     0        0
KIMBERLY CLARK          Com Stk  494368103   13,441,466   251,200    0      251,200        0       1,2     251,200     0        0
KLA TENCOR              Com Stk  482480100    6,946,785   100,000    0      100,000        0       1,2     100,000     0        0
LASALLE HOTEL PROPS     Com Stk  517942108      528,581    41,000    0       41,000        0       1,2      41,000     0        0
LENNAR                  Com Stk  526057104      229,995    15,000    0       15,000        0       1,2      15,000     0        0
LEVEL 3 COMMUNICATIONS  Com Stk  52729N100    3,186,040    60,750    0       60,750        0       1,2      60,750     0        0
LIGAND PHARMACEUTICAL   Com Stk  53220K207      189,253    24,000    0       24,000        0       1,2      24,000     0        0
LILLY (ELI)             Com Stk  532457108   15,352,320   242,400    0      242,400        0       1,2     242,400     0        0
LUCENT TECHNOLOGIES     Com Stk  549463107   18,831,984   298,225    0      298,225        0       1,2     298,225     0        0
LYCOS                   Com Stk  550818108      100,885     2,000    0        2,000        0       1,2       2,000     0        0
MACROMEDIA              Com Stk  556100105    6,255,927   153,550    0      153,550        0       1,2     153,550     0        0
COLUMN TOTALS                               240,120,406


                                    FORM 13F

                         Aberdeen Asset Management PLC                                                           (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
Item 1:                  Item 2:  Item 3:     Item 4:    Item 5:              Item 6:             Item 7:           Item 8:
                                                                       Investment Discretion               Voting Authority (Shares)
                                                                  ------------------------------          --------------------------
                                                Fair    Shares of         (b)Shared              Managers-
                       Title of    CUSIP       Market   Principal         as Defined   (c)Shared   See
Name Of Issuer           Class    Number       Value      Amount  (a)Sole in Instr. V    Other   Instr V. (a)Sole (b)Shared (c)None
------------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN         Com Stk  571748102   11,924,188   174,800    0      174,800      0       1,2     174,800     0       0
MASCO CORP               Com Stk  574599106   14,044,803   478,500    0      478,500      0       1,2     478,500     0       0
MASTECH                  Com Stk  576323109      375,064    13,000    0       13,000      0       1,2      13,000     0       0
MATTEL                   Com Stk  577081102      528,832    26,000    0       26,000      0       1,2      26,000     0       0
MAXIM INTEGRATED         Com Stk  57772K101    6,760,160   102,000    0      102,000      0       1,2     102,000     0       0
MCDONALD'S               Com Stk  580135101   19,993,222   469,800    0      469,800      0       1,2     469,800     0       0
MCI WORLDCOM             Com Stk  55268B106   11,082,863   152,400    0      152,400      0       1,2     152,400     0       0
MEDIAONE GROUP           Com Stk  58440J104      807,329    12,000    0       12,000      0       1,2      12,000     0       0
MEDTRONIC                Com Stk  585055106   20,249,878   583,000    0      583,000      0       1,2     583,000     0       0
MERCK                    Com Stk  589331107      463,670     7,200    0        7,200      0       1,2       7,200     0       0
MGIC INVESTMENTS         Com Stk  552848103   30,103,517   641,350    0      641,350      0       1,2     641,350     0       0
MICROSOFT                Com Stk  594918104   32,603,677   363,800    0      363,800      0       1,2     363,800     0       0
MILLENIUM PHARMACEUTIC   Com Stk  599902103      115,675     1,800    0        1,800      0       1,2       1,800     0       0
MOBIL CORP               Com Stk  607059102   10,210,547   104,050    0      104,050      0       1,2     104,050     0       0
MONSANTO                 Com Stk  611662107      314,295     9,000    0        9,000      0       1,2       9,000     0       0
MORGAN J P               Com Stk  616880100      453,857     4,000    0        4,000      0       1,2       4,000     0       0
MOTOROLA                 Com Stk  620076109      402,444     4,500    0        4,500      0       1,2       4,500     0       0
MYLAN LABS               Com Stk  628530107      346,713    20,000    0       20,000      0       1,2      20,000     0       0
NATIONAL COMPUTER SYST   Com Stk  635519101       49,629     1,300    0        1,300      0       1,2       1,300     0       0
NAVIGANT CONSULTING      Com Stk  63935N107       47,438     1,000    0        1,000      0       1,2       1,000     0       0
NETWORK ACCESS SOLUTIONS Com Stk  64120S109      747,249    60,000    0       60,000      0       1,2      60,000     0       0
NETWORK ASSOCIATES       Com Stk  640938106      288,198    15,000    0       15,000      0       1,2      15,000     0       0
NEW CENTURY              Com Stk  64352D101      126,169     7,000    0        7,000      0       1,2       7,000     0       0
NOVOSTE CORP             Com Stk  67010C100       33,651     1,900    0        1,900      0       1,2       1,900     0       0
OAK INDUSTRIES           Com Stk  671400505      232,185     7,000    0        7,000      0       1,2       7,000     0       0
OMNICOM                  Com Stk  681919106   17,743,478   232,200    0      232,200      0       1,2     232,200     0       0
ON ASSIGNMENT            Com Stk  682159108       50,568     2,000    0        2,000      0       1,2       2,000     0       0
ONIX SYSTEMS             Com Stk  67088G108      131,424    23,333    0       23,333      0       1,2      23,333     0       0
PACIFIC SUNWEAR          Com Stk  694873100       43,089     1,500    0        1,500      0       1,2       1,500     0       0
PAPA JOHNS               Com Stk  698813102       37,569       900    0          900      0       1,2         900     0       0
PITNEY BOWES             Com Stk  724479100   17,877,294   302,600    0      302,600      0       1,2     302,600     0       0
PMC-SIERRA               Com Stk  69344F106    6,298,512    66,650    0       66,650      0       1,2      66,650     0       0
PRAXAIR                  Com Stk  74005P104    6,530,403   141,200    0      141,200      0       1,2     141,200     0       0
PRICELINE                Com Stk  741503106    2,996,505    47,500    0       47,500      0       1,2      47,500     0       0
PROCTER & GAMBLE         Com Stk  742718109   14,208,822   148,100    0      148,100      0       1,2     148,100     0       0
PROVIDIAN FINANCIAL      Com Stk  74406A102   10,527,871   129,800    0      129,800      0       1,2     129,800     0       0
QUALCOMM                 Com Stk  747525103   14,532,499    77,300    0       77,300      0       1,2      77,300     0       0
RFS HOTEL INVESTORS      Com Stk  74955J108      503,448    44,200    0       44,200      0       1,2      44,200     0       0
ROYAL CARIBBEAN CRUISES  Com Stk  008862868      571,952    13,000    0       13,000      0       1,2      13,000     0       0
SBC COMMUNICATIONS       Com Stk  78387G103      375,502     7,500    0        7,500      0       1,2       7,500     0       0
COLUMN TOTALS                                254,734,189


                                    FORM 13F

                         Aberdeen Asset Management PLC                                                           (SEC USE ONLY)
------------------------------------------------------------------------------------------------------------------------------------
Item 1:                  Item 2:  Item 3:     Item 4:    Item 5:              Item 6:             Item 7:           Item 8:
                                                                       Investment Discretion               Voting Authority (Shares)
                                                                  ------------------------------          --------------------------
                                                Fair    Shares of         (b)Shared              Managers-
                       Title of    CUSIP       Market   Principal         as Defined   (c)Shared   See
Name Of Issuer           Class    Number       Value      Amount  (a)Sole in Instr. V    Other   Instr V. (a)Sole (b)Shared (c)None
------------------------------------------------------------------------------------------------------------------------------------
SDL                     Com Stk  784076101      5,697,928   69,500    0       69,500      0       1,2      69,500     0       0
SEPRACOR                Com Stk  817315104         72,096    1,000    0        1,000      0       1,2       1,000     0       0
SIEBEL SYSTEMS          Com Stk  826170102      5,295,140   76,500    0       76,500      0       1,2      76,500     0       0
SIPEX CORP              Com Stk  829909100         44,685    3,000    0        3,000      0       1,2       3,000     0       0
SLM HOLDINGS            Com Stk  78442A109      1,520,157   35,000    0       35,000      0       1,2      35,000     0       0
SOLECTRON               Com Stk  834182107      4,860,065   68,300    0       68,300      0       1,2      68,300     0       0
SUN MICROSYSTEMS        Com Stk  866810104     31,539,655  344,000    0      344,000      0       1,2     344,000     0       0
SUNGARD DATA            Com Stk  867363103      3,184,381  123,500    0      123,500      0       1,2     123,500     0       0
SUNSTONE HOTEL INVSTRS  Com Stk  867933103        876,171  100,000    0      100,000      0       1,2     100,000     0       0
SUPERIOR SERVICES       Com Stk  868316100         53,321    2,000    0        2,000      0       1,2       2,000     0       0
SYMANTEC CORP           Com Stk  871503108      6,775,888  192,650    0      192,650      0       1,2     192,650     0       0
TALBOTS                 Com Stk  874161102        616,824  310,226    0      310,226      0       1,2     310,226     0       0
TELLABS                 Com Stk  879664100      4,144,827   14,000    0       14,000      0       1,2      14,000     0       0
TENET  HEALTHCARE       Com Stk  88033G100        538,845   73,100    0       73,100      0       1,2      73,100     0       0
TEXAS INSTRUMENTS       Com Stk  882508104     11,473,254   30,000    0       30,000      0       1,2      30,000     0       0
TOO                     Com Stk  890333107        365,489  136,100    0      136,100      0       1,2     136,100     0       0
TRANSKARYOTIC THERAPY   Com Stk  893735100         70,444   20,000    0       20,000      0       1,2      20,000     0       0
TSI INTERNATIONAL       Com Stk  872879101         53,697    1,400    0        1,400      0       1,2       1,400     0       0
TYCO INTERNATIONAL      Com Stk  902124106     18,668,226    2,000    0        2,000      0       1,2       2,000     0       0
UNION PACIFIC CORP      Com Stk  907818108        761,017  186,200    0      186,200      0       1,2     186,200     0       0
UNISYS                  Com Stk  909214108      4,925,270   16,000    0       16,000      0       1,2      16,000     0       0
UNITED NATURAL FOODS    Com Stk  911163103         20,333  111,000    0      111,000      0       1,2     111,000     0       0
UNOCAL CORP             Com Stk  915289103      8,792,677    1,900    0        1,900      0       1,2       1,900     0       0
USWEB                   Com Stk  917327108      6,282,898  241,400    0      241,400      0       1,2     241,400     0       0
VANS                    Com Stk  921930103         34,734  188,000    0      188,000      0       1,2     188,000     0       0
VERISIGN                Com Stk  92343E102      5,102,820    3,000    0        3,000      0       1,2       3,000     0       0
VERITAS SOFTWARE        Com Stk  923436109      6,779,949   49,000    0       49,000      0       1,2      49,000     0       0
WAL MART                Com Stk  931142103        456,861   88,400    0       88,400      0       1,2      88,400     0       0
WARNER LAMBERT          Com Stk  934488107     16,435,980   10,000    0       10,000      0       1,2      10,000     0       0
WASHINGTON FEDERAL      Com Stk  938824109         89,620  262,100    0      262,100      0       1,2     262,100     0       0
WASHINGTON MUTUAL       Com Stk  939322103     13,547,032    4,000    0        4,000      0       1,2       4,000     0       0
WELLS FARGO             Com Stk  949746101     13,124,936  339,900    0      339,900      0       1,2     339,900     0       0
WHITTMAN HART           Com Stk  966834103      4,763,392  132,600    0      132,600      0       1,2     132,600     0       0
WINSTAR                 Com Stk  975515107      2,017,634   51,500    0       51,500      0       1,2      51,500     0       0
XEROX                   Com Stk  984121103        608,313   15,000    0       15,000      0       1,2      15,000     0       0
XILINX                  Com Stk  983919101      7,633,953  114,000    0      114,000      0       1,2     114,000     0       0
COLUMN TOTALS                                 127,309,025

GRAND TOTAL                                 1,014,452,517
